Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventories [Abstract]
Summary of Inventories

(in millions)	December 31, 2021	December 31, 2020
Raw materials and supplies	€248.3	€44.3
Unfinished goods	84.5	19.4
Finished goods	169.7	0.4
Total	€502.5	€64.1